Parent Company - Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Expenses
Operations and administrative		$ 12,431	$ 12,125
Income (loss) before income taxes		89,734	$ 79,381
Net income available for common stockholders	$ 474	474
Other Comprehensive Income, net of taxes:
Comprehensive income attributable to common stockholders		$ 886
Virtu Financial, LLC and subsidiaries
Expenses
Operations and administrative				$ 21,923	$ 27,215	$ 27,826
Net income available for common stockholders				190,057	182,203	87,560
Other Comprehensive Income, net of taxes:
Translation adjustment				(5,032)	1,382	548
Comprehensive income attributable to common stockholders				185,025	183,585	88,108
Virtu Financial, LLC and subsidiaries | Virtu Financial, LLC
Revenues:
Service fee revenue				13,492	2,089	5,154
Expenses
Operations and administrative				13,492	2,089	5,428
Total expenses				13,492	2,089	5,428
Income (loss) before income taxes						(274)
Equity income of subsidiaries, net of tax				190,057	182,203	87,834
Net income available for common stockholders				190,057	182,203	87,560
Other Comprehensive Income, net of taxes:
Translation adjustment				(5,032)	1,382	548
Comprehensive income attributable to common stockholders				$ 185,025	$ 183,585	$ 88,108